FAIR VALUE MEASUREMENTS (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Fair Value, Inputs, Level 3 [Member]
Balance at January 1, 2014 (audited)	$ (556)
Adjustment due to time change value (unaudited)	97
Balance at June 30, 2014 (unaudited)	$ (459)